Prepayments and other assets	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
Prepayments and other assets
5.	Prepayments and other assets

	February 28, 2025	August 31, 2024
Prepaid expenses	$391	$539
Deferred financing costs	136	707
Total prepayments and other assets	$527	$1,246